Cover	May 25, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 25, 2023
Entity Registrant Name	Coty Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35964
Entity Tax Identification Number	13-3823358
Entity Address, Address Line One	350 Fifth Avenue
Entity Address, Postal Zip Code	10118
City Area Code	(212)
Local Phone Number	389-7300
Entity Address, State or Province	NY
Entity Address, City or Town	New York,
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	COTY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001024305